Schedule of Assets	12 Months Ended
Dec. 31, 2024
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

SUPPLEMENTAL SCHEDULE

RIVER BANK AND TRUST 401(k) EMPLOYEE STOCK OWNERSHIP PLAN

(Plan Number 001, Sponsor EIN Number 20-4303726)

SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

DECEMBER 31, 2024

(a)	(b)	Description of Investment		(e)
Party-in-	Identity of Issuer, Borrower,	(Maturity Date, Rate of Interest,	(d)	Current
Interest	Lessor or Similar Party	Collateral, Par or Maturity Value)	Cost	Value

	Cash	Interest bearing cash	**	$633,263

*	John Hancock:	Pooled separate account	**	-
	American Funds 2065 Target Date	Pooled separate account	**	208,662
	American Funds 2060 Target Date	Pooled separate account	**	583,222
	American Funds 2055 Target Date	Pooled separate account	**	610,645
	American Funds 2050 Target Date	Pooled separate account	**	1,176,657
	American Funds 2045 Target Date	Pooled separate account	**	955,198
	American Funds 2040 Target Date	Pooled separate account	**	1,296,234
	American Funds 2035 Target Date	Pooled separate account	**	1,496,636
	American Funds 2030 Target Date	Pooled separate account	**	1,742,636
	American Funds 2025 Target Date	Pooled separate account	**	60,988
	American Funds 2020 Target Date	Pooled separate account	**	79,552
	American Funds 2010 Target Date	Pooled separate account	**	19,384
	American Funds New World Funds	Pooled separate account	**	18,248
	American Funds Small Cap World	Pooled separate account	**	17,760
	JH Multimanager Aggressive LS	Pooled separate account	**	588,613
	JH Multimanager Growth LS	Pooled separate account	**	2,565,690
	JH Multimanager Balanced LS	Pooled separate account	**	1,438,971
	JH Multimanager Moderate LS	Pooled separate account	**	211,094
	JH Multimanager Conservative LS	Pooled separate account	**	268,414
	John Hancock Stable Value	Pooled separate account	**	906,481
	John Hancock 500 Index Fund	Pooled separate account	**	750,504

	Other:
	Cohen & Steers Real Estate	Pooled separate account	**	16,176
	Columbia Small Cap Value Fund	Pooled separate account	**	61,257
	Fidelity Mid Cap Index Fund	Pooled separate account	**	141,365
	DFA U.S. Small Cap Fund	Pooled separate account	**	58,537
	Investco Discovery Mid Cap Growth	Pooled separate account	**	114,585
	MFS Mid Cap Value Fund	Pooled separate account	**	35,892
	IShares Gold Trust ETF	Pooled separate account	**	23,127
	Putnam Small Cap Growth Fund	Pooled separate account	**	77,595
	T. Rowe Price Health Science	Pooled separate account	**	10,947

	AB Large Cap Growth Fund	Pooled separate account	**	613,472
	Hartford Schroders Intl MCV	Pooled separate account	**	37,395
	Putnam Large Cap Value Fund	Pooled separate account	**	177,074
	Vanguard Total Intl Stock Idx	Pooled separate account	**	62,357
	American Funds Bond Fund of America	Pooled separate account	**	45,976
	American Funds New Perspective	Pooled separate account	**	1,140
	Federated High Yield Bond	Pooled separate account	**	129,683

*	River Financial Corporation	Common stock	$5,098,252	7,221,469

	Total investments			$24,456,899

	* Party-In-Interest
	** Cost information is not provided as investments are participant directed.